PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consist of the following

	December 31,
(in thousands)	2014	2013

Assets, at cost:
Land	$41,809	$47,616
Buildings and improvements	392,151	427,826
Machinery and equipment	854,074	907,541
Construction in progress	82,365	59,583
	1,370,399	1,442,566
Less: Accumulated depreciation	781,554	805,394
Property, plant and equipment, net	$588,845	$637,172